UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
7/31/12 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (127.2%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.4%)

Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds (GA. Pacific Corp.), 5 3/4s, 9/1/28	A-	$1,500,000	$1,565,490

Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,575,915

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Ba1	2,100,000	2,275,056

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,000,000	1,133,500

			6,549,961
Arizona (4.5%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. A, 4 1/2s, 3/1/30	Baa3	1,750,000	1,813,368

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	BB-/P	1,800,000	1,869,390
7 1/4s, 12/1/19	BB-/P	1,000,000	1,041,170

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	410,000	466,834

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	2,000,000	2,112,020

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	2,200,000	2,630,385

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co.), Ser. E, 5 3/4s, 6/1/34	Baa1	1,950,000	2,269,780

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (Career Success Schools), 7 1/8s, 1/1/45	BB+	500,000	517,515

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), Ser. A, 6 3/8s, 9/1/29	Baa3	500,000	508,420
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,140,000	1,099,233

Salt River Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/31	Aa1	2,000,000	2,410,000

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	A-	2,000,000	2,218,300
5s, 12/1/32	A-	570,000	595,245

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village),
Ser. A, 6 1/4s, 12/1/42	BB-/P	1,000,000	1,078,270
Ser. A, U.S. Govt. Coll., 5 3/8s, 12/1/13 (Escrowed to maturity)	BB-/P	269,000	278,950

			20,908,880
Arkansas (0.4%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BBB-/P	840,000	926,747

Rogers, Rev. Bonds (Sales and Use Tax), 3 3/4s, 11/1/34	AA	850,000	911,761

			1,838,508
California (12.4%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmnty.), 6s, 7/1/31	BBB+	660,000	745,952

CA Edl. Fac. Auth. Rev. Bonds (U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	500,000	508,665

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	1,105,000	1,141,553

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/8s, 6/1/30	Baa2	1,000,000	1,140,820
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,185,720

CA Poll. Control Fin. Auth. Rev. Bonds (Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,703,350

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	2,150,000	2,337,545

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	1,760,000	1,902,753

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	5,000,000	6,286,400
5s, 4/1/42	A1	2,000,000	2,190,760

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 5/8s, 11/1/34	A2	5,595,000	6,927,057
(Dept. of Corrections), Ser. C, 5 1/4s, 6/1/28 (Prerefunded 12/1/13)	AA+	1,000,000	1,065,820
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A2	1,250,000	1,327,975
(Capital Projects), Ser. A, 5s, 4/1/29	A2	2,000,000	2,216,340

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	2,000,000	2,001,420

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (U. CA Irvine E. Campus Apts. Phase 1)
5 3/8s, 5/15/38	Baa2	1,000,000	1,077,120
5 1/8s, 5/15/31	Baa2	2,250,000	2,437,515

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB	560,000	602,101
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB	3,000,000	3,267,420

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,010,000	1,001,799
5s, 9/2/30	BB+/P	245,000	245,872

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BBB/P	1,000,000	1,011,830
(No. 07-I Otay Ranch Village Eleven), 5.8s, 9/1/28	BB+/P	275,000	280,365

Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll Road)
5.85s, 1/15/23	Baa3	500,000	521,940
5 3/4s, 1/15/40	Baa3	2,745,000	2,747,222

Irvine Pub. Fac. & Infrastructure Auth. Special Assmt. Bonds, Ser. A, 4 1/4s, 9/2/24	BBB+	500,000	515,150

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds, 5s, 9/2/25	BBB+	830,000	945,561

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	750,000	947,985

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	500,000	551,750

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	900,000	904,860

Sacramento, Special Tax Bonds (North Natomas Cmnty. Fac.), Ser. 4-C, 6s, 9/1/33	BBB-/P	1,245,000	1,270,733

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5s, 5/1/30	A1	600,000	671,634

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB	250,000	272,960

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds (Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,640,000	1,806,525

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	835,000	836,035

Thousand Oaks, Cmnty. Fac. Dist. Special Tax Special Tax Bonds (Marketplace 94-1), zero %, 9/1/14	B-/P	1,240,000	1,077,783

Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/2s, 8/1/41	A-	250,000	273,738

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	375,000	399,218

			57,349,246
Colorado (3.6%)

CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	904,357
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	1,925,000	2,017,862
(Christian Living Cmntys.), Ser. A, 8 1/4s, 1/1/24	BB-/P	375,000	398,633
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3	2,100,000	2,274,489
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38 (Prerefunded 6/1/14)	A3	2,045,000	2,260,358
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	BBB-/F	300,000	330,711
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	3,495,000	3,620,121

CO Pub. Hwy. Auth. Rev. Bonds (E-470), Ser. C, 5 3/8s, 9/1/26	Baa2	500,000	552,125

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. C1, NATL, 5 1/2s, 9/1/24	Baa2	1,000,000	1,089,560

Lycoming Cnty. Auth. Rev. Bonds, 5s, 5/1/26	A	2,000,000	2,265,220

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	853,463

			16,566,899
Connecticut (0.4%)

CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s, 12/1/33	BBB	650,000	656,546

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A, 7 3/4s, 1/1/43	BB/P	1,050,000	1,130,609

			1,787,155
Delaware (0.7%)

DE St. Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	500,000	555,800
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	2,600,000	2,820,870

			3,376,670
District of Columbia (1.7%)

DC Rev. Bonds (Howard U.), Ser. A
6 1/2s, 10/1/41	A3	2,500,000	2,963,600
6 1/4s, 10/1/32	A3	1,000,000	1,186,620

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	B+/F	17,500,000	1,431,675

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (2nd Sr. Lien), Ser. B, zero %, 10/1/40	Baa1	10,000,000	2,082,400

			7,664,295
Florida (5.9%)

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6.7s, 5/1/34	BBB-	900,000	911,367

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	BBB	2,000,000	2,001,180

Fishhawk, Cmnty. Dev. Dist. II Special Assmt. Bonds
Ser. B, 7.04s, 11/1/14	B-/P	5,000	5,051
Ser. A, 6 1/8s, 5/1/34	B-/P	425,000	438,655

FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aa1	560,000	586,499

Florida State Higher Edl. Fac. Rev. Bonds (U. of Tampa), Ser. A, 5s, 4/1/32	BBB+	600,000	660,798

Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s, 6/1/46	A-	4,380,000	4,605,833

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt. Bonds, 5.6s, 5/1/36	B/P	360,000	326,671

Heritage Harbour, South Cmnty. Dev. Distr. Special Assmt. Bonds, Ser. A, 6 1/2s, 5/1/34	BB+/P	440,000	453,279

Hillsborough Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (9/1/13) (Tampa Elec. Co.), Ser. B, 5.15s, 9/1/25	A3	400,000	418,944

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	450,000	520,938

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3	2,450,000	2,450,098

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	840,000	872,323

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	B/P	1,000,000	892,970
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB	1,075,000	1,058,037
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BB	1,500,000	1,550,760

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Baa2	270,000	272,670
6.7s, 11/15/19	Baa2	1,335,000	1,353,463

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	2,000,000	2,188,960

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	930,000	612,768

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa1	1,000,000	1,128,970

Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New Port), Ser. A, 5 7/8s, 5/1/38 (In default)(NON)	D/P	655,000	257,088

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	CCC/P	1,330,000	1,183,846

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), Ser. A, 6 5/8s, 5/1/33	B+/P	435,000	439,246

Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds (Cmnty. Infrastructure), Ser. A, 5 3/8s, 5/1/37	B-/P	955,000	695,326

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BB-/P	485,000	560,709

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	B+/P	650,000	699,270

			27,145,719
Georgia (3.0%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	2,500,000	3,049,025

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8 3/4s, 6/1/29	CCC+	2,000,000	2,441,480

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Prerefunded 9/4/12)	AA+	1,520,000	1,785,392

Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34	BB/P	600,000	607,848

GA State Private College & U. Auth. Rev. Bonds (Mercer U.)
Ser. C, 5 1/4s, 10/1/30	Baa2	750,000	831,578
Ser. A, 5 1/4s, 10/1/27	Baa2	1,000,000	1,116,990
Ser. A, 5s, 10/1/32	Baa2	1,000,000	1,076,020

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 3/8s, 11/15/29	BBB+	700,000	808,878

Marietta, Dev. Auth. Rev. Bonds (U. Fac. Life U., Inc.), Ser. PJ, 6 1/4s, 6/15/20	Ba3	1,165,000	1,224,287

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5 1/4s, 7/1/27	B+/P	575,000	575,955

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	B-/P	600,000	625,188

			14,142,641
Hawaii (1.2%)

HI Dept. of Trans. Special Fac. Rev. Bonds (Continental Airlines, Inc.), 7s, 6/1/20	B	1,120,000	1,121,019

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	400,000	478,784
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	3,000,000	3,490,140
(Kahala Nui), 5 1/8s, 11/15/32(FWC)	BBB-/F	400,000	425,116

			5,515,059
Illinois (4.3%)

Chicago, G.O. Bonds, Ser. A, 5s, 1/1/33	Aa3	2,000,000	2,260,980

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	1,754,000	1,820,529

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing)
5 5/8s, 3/1/36	B/P	350,000	340,848
5.4s, 3/1/16	B/P	133,000	136,866

IL Fin. Auth. Rev. Bonds
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	BBB+	1,575,000	1,658,349
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,075,000	1,303,233
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P	600,000	602,868
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	200,000	185,650
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	B1	1,000,000	1,033,860
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	1,500,000	1,944,330
(Roosevelt U.), 6 1/4s, 4/1/29	Baa2	1,500,000	1,692,330
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	2,000,000	2,404,020
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	B+/P	1,000,000	1,034,540

IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	108,252	80,745
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa2	550,000	557,585

IL State G.O. Bonds
5s, 3/1/34	A+	750,000	821,670
5s, 8/1/21	A+	750,000	861,743

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	1,050,000	1,229,540

			19,969,686
Indiana (2.2%)

IN State Fin. Auth. Rev. Bonds (OH Valley Elec. Corp.), Ser. A, 5s, 6/1/32	Baa3	750,000	799,110

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B
5s, 2/1/32	BBB+	1,000,000	1,084,110
5s, 2/1/29	BBB+	1,000,000	1,094,900

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa1	3,500,000	4,009,530

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	1,125,000	1,287,023
NATL, 5.6s, 11/1/16	Baa2	700,000	794,094
Ser. A, NATL, 5.6s, 11/1/16	Baa2	500,000	567,210

St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B/P	455,000	478,319

			10,114,296
Iowa (1.6%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), Ser. A
5 1/4s, 7/1/17	BB+	1,040,000	1,117,761
5s, 7/1/19	BB+	2,750,000	2,889,205
5 1/2s, 7/1/25	BB+	950,000	996,522

Orange Cnty., Hosp. Rev. Bonds, 5 1/2s, 9/1/27	BB-/P	1,205,000	1,228,967

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	1,250,000	1,093,288

			7,325,743
Kansas (0.1%)

Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village), 7 1/8s, 5/15/29	BB/P	500,000	568,440

			568,440
Kentucky (0.6%)

KY Econ. Dev. Fin. Auth. Rev. Bonds
(First Mtge.), Ser. IA, 8s, 1/1/29	B+/P	271,000	277,916
(Masonic Home Indpt. Living II), 7 1/4s, 5/15/41	BB-/P	500,000	560,990
(Masonic Home Indpt. Living II), 7s, 5/15/30	BB-/P	500,000	564,265

Louisville/Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/28	Baa3	500,000	552,725

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	700,000	778,659

			2,734,555
Louisiana (0.8%)

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	Baa2	750,000	753,390

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 7/8s, 5/15/39	A3	2,700,000	2,764,125

			3,517,515
Maine (0.8%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Baa3	1,000,000	1,233,090

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	B2	2,500,000	2,460,875

			3,693,965
Maryland (1.4%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc. Fac.), Ser. A, 5s, 1/1/37	BBB+	2,000,000	2,059,680

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	550,000	678,343

MD State Indl. Dev. Fin. Auth. Rev. Bonds (Synagro-Baltimore), Ser. A, 5 3/8s, 12/1/14	BBB+/F	1,000,000	1,052,280

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	400,000	420,252

Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A
6 1/4s, 5/1/34	BB/P	600,000	600,810
5 7/8s, 5/1/21	BB/P	1,600,000	1,607,056

			6,418,421
Massachusetts (7.9%)

Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse, Inc.), 6s, 7/1/28	BB-/P	1,600,000	1,600,192

MA Dev. Fin. Agcy. Sr. Living Fac. 144A Rev. Bonds, Ser. B1, 7 1/4s, 6/1/16	BB-/P	2,000,000	1,287,520

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5 1/2s, 1/1/23	AA	830,000	919,233

MA State Dev. Fin. Agcy. Rev. Bonds
(Boston Biomedical Research), 5 3/4s, 2/1/29	Ba3	1,000,000	999,920
(Boston U.), 6s, 5/15/59	A2	500,000	622,830
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P	550,000	555,440
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P	275,400	247,499
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P	532,400	424,168
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	850,850	664,395
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	88,265	61,334
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	439,022	5,861
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	805,000	852,262
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	690,000	848,507
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,700,000	1,807,899

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	1,050,000	1,115,058

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42	A-	1,050,000	1,269,240

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A+	1,000,000	1,001,860
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,671,450
(Civic Investments, Inc.), Ser. A, U.S. Govt. Coll., 9s, 12/15/15 (Prerefunded 12/15/12)	AAA/P	1,775,000	1,858,940
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P	1,500,000	1,502,475
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	250,000	252,510
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,550,000	2,606,457
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	2,200,000	2,324,168
(Norwood Hosp.), Ser. C, 7s, 7/1/14 (Escrowed to maturity)	BB/P	1,185,000	1,275,653
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P	377,889	378
(Springfield College), 5 1/2s, 10/15/26	Baa1	1,500,000	1,675,230
(Springfield College), 5 1/2s, 10/15/31	Baa1	1,100,000	1,192,246
(Springfield College), 5 5/8s, 10/15/40	Baa1	450,000	487,422
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	950,000	1,066,546
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,000,000	1,168,820

MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB	1,230,000	1,236,064

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A	750,000	824,498

Metro. Boston Trans. Pkg. Corp. Rev. Bonds,
5s, 7/1/41	A1	1,500,000	1,646,835
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	1,500,000	1,709,280

			36,782,190
Michigan (5.9%)

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	B	950,000	907,592

Detroit, Wtr. & Swr. Dept. Rev. Bonds, Ser. A, 5s, 7/1/32	A+	1,200,000	1,259,256

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,660,000	1,938,017

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Ba1	945,000	966,480

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba3	395,000	395,442

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5 5/8s, 11/15/32	BB+/F	2,195,000	2,282,712

King Cnty., Wtr & Swr. Rev. Bonds, 5s, 1/1/45	AA+	1,500,000	1,681,785

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,000,000	2,318,920
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A1	1,600,000	1,797,856
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	2,565,000	2,712,667
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25 (Prerefunded 5/15/15)	AA+	755,000	847,895

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	A1	1,250,000	1,451,675

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,720,616

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/48	B-	4,000,000	3,290,280

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp.), 5 1/2s, 6/1/20	BBB	1,480,000	1,601,641

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5s, 12/1/21	A2	2,000,000	2,272,700

			27,445,534
Minnesota (2.5%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	3,000,000	3,332,100

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	700,000	706,545

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	315,000	335,336

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB-	750,000	803,445

Rochester, Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5 7/8s, 7/1/30	BBB+/F	1,000,000	1,099,000

Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd Lutheran Home)
7 1/2s, 1/1/39	B+/P	500,000	524,510
6s, 1/1/34	B+/P	400,000	401,096

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A
6 5/8s, 9/1/42	BBB-	250,000	268,783
6 3/8s, 9/1/31	BBB-	250,000	268,968

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	Ba1	1,350,000	1,408,968

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB+/P	1,125,000	1,123,436

Wayzata, Sr. Hsg. Rev. Bonds (Folkestone Sr. Living Cmnty.), Ser. B, 4 7/8s, 5/1/19	BB+/P	1,500,000	1,509,735

			11,781,922
Mississippi (1.3%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5.9s, 5/1/22	BBB	3,630,000	3,635,699

MS Home Corp. Rev. Bonds, Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	465,000	488,920

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB	1,600,000	1,823,120

			5,947,739
Missouri (0.9%)

Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	B/P	1,500,000	1,533,015

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. A, 0.17s, 9/1/30	VMIG1	1,500,000	1,500,000

St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.), Ser. A-1, 6 5/8s, 7/1/34	A-	1,000,000	1,177,560

			4,210,575
Montana (0.6%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	500,000	514,220

MT Fac. Fin. Auth. VRDN (Sisters of Charity of Leavenworth), Ser. A, 0.17s, 12/1/25	VMIG1	2,500,000	2,500,000

			3,014,220
Nebraska (0.6%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	B2	1,500,000	1,657,620

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 1/2s, 1/1/30	A-/F	1,000,000	1,135,120

			2,792,740
Nevada (0.9%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Mountains Edge Local No. 142), 5s, 8/1/21	BBB-	675,000	729,277
(Summerlin No. 151), 5s, 8/1/20	BB-/P	415,000	357,274
(Summerlin No. 151), 5s, 8/1/16	BB-/P	980,000	923,748

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/18	BB+/P	365,000	372,278
(No. T-18), 5s, 9/1/16	CCC/P	1,000,000	770,700

Las Vegas, Local Impt. Board Special Assmt. Bonds (Dist. No. 607), 5.9s, 6/1/18	BB/P	1,135,000	1,138,326

			4,291,603
New Hampshire (1.8%)

NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB+/P	600,000	606,960
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,875,000	2,013,581
(Rivermead), Ser. A, 6 5/8s, 7/1/31	BB+/P	1,320,000	1,463,642
(Rivermead), Ser. A, 6 7/8s, 7/1/41	BB+/P	2,000,000	2,247,000

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6s, 10/1/27	Baa1	1,700,000	1,948,506

			8,279,689
New Jersey (6.3%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	2,150,000	2,208,824

NJ Econ. Dev. Auth. Rev. Bonds
(Cigarette Tax), 5 3/4s, 6/15/29 (Prerefunded 6/15/14)	Aaa	1,000,000	1,101,570
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	430,000	432,511
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P	500,000	499,940
(MSU Student Hsg. - Provident Group - Montclair LLC), 5 3/8s, 6/1/25	Baa3	2,000,000	2,253,260
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	2,400,000	2,407,920
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	1,000,000	1,034,890
5s, 6/15/26	Baa1	500,000	557,240

NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	860,000	867,473

NJ Econ. Dev. Auth. Solid Waste Fac. Mandatory Put Bonds (6/1/14) (Disp. Waste Mgt.), Ser. A, 5.3s, 6/1/15	BBB	1,750,000	1,886,588

NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A2	2,600,000	2,865,902
Ser. D, 4 7/8s, 11/1/29	A2	700,000	756,917

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,250,000	2,639,475
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Baa3	2,000,000	2,284,500
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	2,250,000	2,250,765
(Holy Name Hosp.), 5s, 7/1/36	Baa2	2,500,000	2,548,750

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5s, 6/1/42	A-	1,000,000	1,124,670

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	1,450,000	1,619,795

			29,340,990
New Mexico (1.6%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40	Baa3	500,000	555,470
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	4,500,000	4,642,515
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	Baa1	2,000,000	2,240,420

			7,438,405
New York (10.2%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 3/4s, 7/1/28	B/P	600,000	647,748

Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A
6s, 5/1/39	B+/P	500,000	502,015
6s, 5/1/29	B+/P	750,000	750,300

Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s, 7/1/15	BB	1,240,000	1,241,290

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Keyspan-Glenwood), 5 1/4s, 6/1/27	A-	2,775,000	2,865,382

Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds (9/4/12) (Solid Waste Disp.), Ser. A, 5.45s, 11/15/12	Baa2	500,000	503,580

NY City, G.O. Bonds, Ser. F, 5s, 8/1/31	Aa2	1,500,000	1,770,720

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds

(Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	1,300,000	1,299,961
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16 (In default)(NON)	D/P	4,175,000	4,445,624
(British Airways PLC), 5 1/4s, 12/1/32	BB	3,425,000	3,382,599
(Jetblue Airways Corp.), 5s, 5/15/20	B-	295,000	291,982

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. bonds 5s, 6/15/31(T)	AA+	10,000,000	11,800,174

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. D-1, 5s, 11/1/32	AAA	2,000,000	2,366,840

NY State Dorm. Auth. Rev. Bonds (Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	900,000	913,464

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	725,000	792,055

NY State Dorm. Auth.Ser. C Rev bonds 5s, 3/15/31(T)	AAA	5,000,000	5,874,570

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	3,800,000	3,809,538

Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	200,000	199,990
(JFK Intl. Air Term.), 6s, 12/1/42	Baa3	1,000,000	1,150,340

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/13) (IESI Corp.), 6 5/8s, 10/1/35	BB-	670,000	677,819

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	1,250,000	1,251,363

Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A, 7 3/8s, 3/1/21	B+/P	745,000	746,907

			47,284,261
North Carolina (1.8%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24	A-	750,000	935,198

NC Hsg. Fin. Agcy. FRB (Homeownership), Ser. 26-A, 5 1/2s, 1/1/38	Aa2	360,000	377,687

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	2,064,420
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,110,000	1,168,775

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	500,000	522,845
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,730,000	1,737,889
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	700,000	706,916
(Forest at Duke), 5 1/8s, 9/1/27	BBB+/F	1,000,000	1,059,690

			8,573,420
Ohio (6.0%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie Street Energy Campus), Ser. A, 5 1/4s, 2/15/33	Aa3	5,000,000	5,615,650

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 7/8s, 6/1/30	B3	3,340,000	2,767,858
5 3/4s, 6/1/34	B3	3,500,000	2,846,620
5 1/8s, 6/1/24	B3	990,000	830,264

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/31	A-	400,000	439,996

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), 5 5/8s, 8/15/32	A-	2,825,000	2,856,753

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB	2,750,000	3,062,235

Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev. Bonds (Hickory Chase), 7s, 12/1/38 (In default)(NON)	D/P	644,000	377,957

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 5 5/8s, 8/15/29	Baa1	1,530,000	1,664,655

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	BB	1,000,000	1,095,100

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,300,000	1,530,295

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Kenyon College), 5s, 7/1/44	A1	800,000	861,072
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A2	2,000,000	2,309,840

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	900,000	938,367

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa3	500,000	628,750

			27,825,412
Oklahoma (1.0%)
OK Hsg. Fin. Agcy. Single Family Mtge. Rev. Bonds (Homeownership Loan),

Ser. B, 5.35s, 3/1/35	Aaa	1,395,000	1,476,440

Ser. C, GNMA Coll., FNMA Coll., 5.95s, 3/1/37	Aaa	1,260,000	1,348,780

Tulsa Cnty., Indl. Auth. Rev. Bonds (Sr. Living Cmnty. Montereau, Inc.), Ser. A
7 1/8s, 11/1/30	BB-/P	1,250,000	1,422,150
6 7/8s, 11/1/23	BB-/P	500,000	534,155

			4,781,525
Oregon (0.8%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), 6 1/2s, 12/1/29	BB/P	3,000,000	3,005,220

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	700,000	762,706

			3,767,926
Pennsylvania (6.5%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds (Robert Morris U.), Ser. A, 5 1/2s, 10/15/30	Baa3	1,000,000	1,092,230

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	B-	2,905,000	2,372,252

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 11/1/24	BB	2,000,000	2,225,740

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	1,160,000	1,176,402
5.3s, 1/1/14	BB/P	690,000	700,592
5.2s, 1/1/13	BB/P	1,000,000	1,005,560

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	550,000	554,175
(Presbyterian Homes), Ser. A, 5.35s, 1/1/20	BBB+	515,000	519,120

Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev. Bonds, Ser. A, 6.1s, 7/1/13	Ba1	115,000	115,192

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	625,000	671,256

Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View Retirement), Ser. A, 5.3s, 12/15/26	BB/P	1,800,000	1,816,595

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	3,000,000	3,293,280

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	1,100,000	1,119,239

Northampton Cnty., Hosp. Auth. Mandatory Put Bonds (8/15/16) (Saint Luke's Hosp.), Ser. C, 4 1/2s, 8/15/16	A3	1,500,000	1,649,505

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,371,540

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	1,650,000	1,699,286

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	500,000	558,300
(Edinboro U. Foundation), 5.8s, 7/1/30	Baa3	1,000,000	1,126,060
(Gwynedd Mercy College), Ser. KK1, 5 3/8s, 5/1/42	BBB-	785,000	824,729
(Indiana U.), Ser. A, 5s, 7/1/41	BBB+	500,000	530,890

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	600,000	653,982

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5s, 8/1/30	BBB+	1,000,000	1,077,060

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/13 (In default)(NON)	D/P	2,707,789	271

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/26	A1	1,000,000	1,159,600

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	1,325,000	1,405,255

Wilkes-Barre, Fin. Auth. Rev. Bonds (Wilkes U.), 5s, 3/1/22	BBB	560,000	601,854

			30,319,965
Puerto Rico (2.8%)

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	Baa1	2,000,000	2,335,680
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa1	1,000,000	1,129,070
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	Baa1	1,000,000	1,134,910
(Pub. Impt.), Ser. E, 5 3/8s, 7/1/30	Baa1	3,000,000	3,213,570

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. L, AMBAC, 5 1/4s, 7/1/38	Baa1	1,845,000	2,025,385

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,000,000	1,000,550

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, zero %, 8/1/30	A+	5,000,000	2,016,700

			12,855,865
Rhode Island (0.3%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/8s, 6/1/32	BBB	1,490,000	1,527,950

			1,527,950
South Carolina (0.3%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/30	BBB	1,135,000	1,135,738

SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth.), Ser. C, U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	110,000	116,119

			1,251,857
South Dakota (0.4%)

SD Edl. Enhancement Funding Corp. SD Tobacco Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	A3	2,000,000	2,075,700

			2,075,700
Tennessee (0.6%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,450,000	1,677,940

Johnson City, Hlth. & Edl. Facs. Board Retirement Fac. Rev. Bonds (Appalachian Christian Village), Ser. A, 6 1/4s, 2/15/32	BB-/P	1,000,000	1,009,840

			2,687,780
Texas (12.4%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement)
Ser. A, 7s, 11/15/33	B+/P	600,000	452,658
5 7/8s, 11/15/18	B+/P	660,000	497,059
Ser. A, 5 7/8s, 11/15/18	B+/P	15,000	11,297
6s, 11/15/29	B+/P	1,124,000	848,125

Brazos River, Auth. Poll. Control Rev. Bonds (TXU Energy Co., LLC), 5s, 3/1/41	Ca	1,500,000	139,635

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/18) (Dow Chemical), 5.9s, 5/1/38	BBB	2,200,000	2,439,866

Gulf Coast, Waste Disp. Auth. Rev. Bonds, Ser. A, 6.1s, 8/1/24	BBB	450,000	451,827

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas Med. Ctr.), Ser. B-1, 0.17s, 9/1/31	VMIG1	3,595,000	3,595,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	6,185,000	6,185,495
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	4,790,000	4,814,668
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	502,675
(Special Fac. - Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/21	B3	1,600,000	1,607,440
Ser. A, 5s, 7/1/24	A	1,500,000	1,729,215

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44	BBB	1,100,000	1,262,404
6 1/4s, 8/15/39	BBB	1,975,000	2,261,986

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3	3,500,000	3,773,875

Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	1,000,000	1,165,410
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	1,250,000	1,311,400

North Texas Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/4s, 12/1/47	BBB-	2,000,000	2,117,960

North TX, Tollway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,000,000	1,180,520
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	1,750,000	1,918,122

Sam Rayburn, Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,950,000	1,959,515

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	4,000,000	4,499,080
(Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,900,000	1,982,555
(Air Force Village), 5 1/8s, 5/15/27	BBB/F	3,600,000	3,692,483

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	2,000,000	2,219,220

TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7 1/2s, 12/31/31	Baa2	2,000,000	2,519,660
(LBJ Infrastructure), 7s, 6/30/40	Baa3	1,500,000	1,835,490

TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 6.9s, 7/2/24	AA+	450,000	472,590

			57,447,230
Utah (0.3%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. B, 0.17s, 5/15/37	VMIG1	1,495,000	1,495,000

			1,495,000
Vermont (—%)

VT Hsg. Fin. Agcy. Rev. Bonds (Single Fam.), Ser. 23, AGM, 5s, 5/1/34	Aa3	105,000	105,695

			105,695
Virginia (2.4%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/24	B+/P	600,000	627,480

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds
(United Methodist Homes), 5s, 6/1/22	BB+/P	625,000	682,781
(United Methodist Homes), Ser. A, 6 1/2s, 6/1/22	BB+/P	530,000	530,021
(United Methodist Homes), Ser. A, 6.7s, 6/1/27	BB+/P	295,000	294,956
(Westminster-Canterbury), 5s, 10/1/22	BBB	1,000,000	1,031,430

James Cnty., Indl. Dev. Auth. Rev. Bonds (Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	1,500,000	1,505,850

Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury)
5s, 7/1/31	BB/P	1,250,000	1,288,325
4 7/8s, 7/1/21	BB/P	1,000,000	1,051,830

VA ST Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	900,000	1,025,495
(Express Lanes, LLC), 5s, 7/1/34	BBB-	900,000	954,027

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	1,700,000	2,113,831

			11,106,026
Washington (3.2%)

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	6,014,379

Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001), 5 3/4s, 12/1/35	Baa2	2,500,000	2,714,875

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	Baa1	2,385,000	2,481,068
6 1/2s, 6/1/26	A3	455,000	474,447

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 5/8s, 10/1/40	Baa1	400,000	435,944

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa3	1,000,000	1,164,450
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa2	1,500,000	1,610,670

			14,895,833
West Virginia (0.2%)

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B/P	735,000	767,612

			767,612
Wisconsin (0.6%)

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB/P	1,150,000	1,335,541
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,489,213

			2,824,754

Total municipal bonds and notes (cost $542,808,910)			$590,107,072

PREFERRED STOCKS (1.1%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-3, $4.95		2,000,000	$1,781,060

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 7.50% cum. pfd.		3,277,977	3,246,607

Total preferred stocks (cost $5,277,978)			$5,027,667

COMMON STOCKS (—%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		1,750	$3,804

Total common stocks (cost $1,273,945)			$3,804

TOTAL INVESTMENTS

Total investments (cost $549,360,833)(b)			$595,138,543

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $463,780,779.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $549,195,574, resulting in gross unrealized appreciation and depreciation of $56,704,975 and $10,762,006, respectively, or net unrealized appreciation of $45,942,969.
(NON)	Non-income-producing security.
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $13,635,800 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	45.8%
	Utilities	20.3
	Transportation	13.5
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $23,689,123 were held by the TOB trust and served as collateral for $10,053,322 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $10,834 for these investments based on an average interest rate of 0.17%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$3,804	$—	$—
Total common stocks	3,804	—	—
Municipal bonds and notes	$—	$590,107,072	$—
Preferred stocks	—	5,027,667	—

Totals by level	$3,804	$595,134,739	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012